Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Securities available for sale	$ 134,492	$ 114,276
Liabilities:
Noninterest-bearing deposits	101,861	78,263
Interest-bearing deposits	322,338	325,102
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	19,034
Securities available for sale
Federal Home Loan Bank and Federal Reserve Bank stock
Loans held for sale
Loans, net
Liabilities:
Noninterest-bearing deposits
Interest-bearing deposits
Repurchase agreements
Federal Home Loan Bank advances
Significant Other Observable Inputs (Level 2)
Assets:
Cash and due from banks
Securities available for sale	131,893
Federal Home Loan Bank and Federal Reserve Bank stock	3,750
Loans held for sale	1,933
Loans, net
Liabilities:
Noninterest-bearing deposits	101,861
Interest-bearing deposits	323,457
Repurchase agreements	19,573
Federal Home Loan Bank advances	485
Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks
Securities available for sale	2,599
Federal Home Loan Bank and Federal Reserve Bank stock
Loans held for sale
Loans, net	310,175
Liabilities:
Noninterest-bearing deposits
Interest-bearing deposits
Repurchase agreements
Federal Home Loan Bank advances
Carrying Amount
Assets:
Cash and due from banks	19,034	17,125
Securities available for sale	134,492	114,276
Federal Home Loan Bank and Federal Reserve Bank stock	3,750	3,749
Loans held for sale	1,874	1,262
Loans, net	305,616	314,914
Liabilities:
Noninterest-bearing deposits	101,861	78,263
Interest-bearing deposits	323,338	325,102
Repurchase agreements	19,572	21,869
Federal Home Loan Bank advances	420	8,447
Estimated Fair Value
Assets:
Cash and due from banks	19,034	17,125
Securities available for sale	134,492	114,276
Federal Home Loan Bank and Federal Reserve Bank stock	3,750	3,749
Loans held for sale	1,933	1,262
Loans, net	310,175	319,017
Liabilities:
Noninterest-bearing deposits	101,861	78,263
Interest-bearing deposits	323,457	326,123
Repurchase agreements	19,573	21,083
Federal Home Loan Bank advances	$ 485	$ 8,664